================================================================================
                                                             CNA Capital
                                                                      Select(SM)
                                                         Variable Universal Life

                                                   Annual Report

                                                   FLEXIBLE PREMIUM VARIABLE
                                                   UNIVERSAL LIFE

                                                   ISSUED BY THE
                                                   VALLEY FORGE LIFE INSURANCE
                                                   COMPANY

                                                   DECEMBER 31, 1997





CNA
FOR ALL THE COMMITMENTS YOU MAKE (R)

--------------------------------------------------------------------------------

Dear Policyowner:
--------------------------------------------------------------------------------

     CNA Capital Select Variable Universal Life offers you and other policyowners two primary benefits. The first is insurance -- quality life insurance that will follow you through time and leave your beneficiaries with financial security when they need it. The other is capital accumulation -- a place for your money to grow now and into the future. In the following pages we present the Annual Report for CNA Capital Select Variable Universal Life, which is issued by Valley Forge Life Insurance Company, one of the CNA insurance companies.

     This report summarizes investments (from inception through December 31, 1997) under each of the 18 variable fund subaccounts available through CNA Capital Select Variable Universal Life. The subaccounts are offered by six widely recognized fund managers:

     - Federated Advisors
     - Fidelity Management & Research Company
     - Fred Alger Management, Inc.
     - Massachusetts Financial Services Company (MFS)
     - Societe Generale Asset Management Corporation (SoGen)
     - Van Eck Associates Corporation


     The full list of subaccounts is found in the Notes to Financial Statements,
Note 1. Organization, included within this report.



     In addition to a broad variety of fund choices, CNA Capital Select Variable Universal Life offers a number of additional benefits that make it popular:


     - Tax deferral allows all of your money to work for you (instead of just an after-tax portion);
     - Free transfers (up to a total of 12 per year) are available among subaccounts; one of the 12 transfers can involve the guaranteed-interest fund (this fund allows transfer of up to 25% of the account value). The minimum transfer amount is $500, and at least $500 must remain in any subaccount;
     - Flexibility: You can change the amount and frequency of premium payments according to your changing needs;
     - Special features: Features like Automatic Subaccount Rebalancing and Dollar Cost Averaging allow you to maintain the kind of fund mix you prefer. Other user-friendly features include access to your cash, as well as telephone exchange privileges.

     If you need more information about these or other components of your universal life product, please refer to your prospectus. If you can't find it or need an additional copy, your agent will be happy to order one for you. If you have other needs, as well as questions or suggestions, call your agent -- or let us hear from you directly. We'll do everything we can to help, because we want our ongoing relationship to be as positive for you as it is for us. Again, thank you for purchasing a CNA Capital Select Variable Universal Life, one of the many quality products available through the CNA family of products.

Sincerely,

ALAN S. LURTY
Alan S. Lurty, FLMI
Senior Vice President and Chief Operating Officer, Annuities

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
================================================================================

                                        FEDERATED    FEDERATED    FEDERATED                     FIDELITY
                                       PRIME MONEY    UTILITY    HIGH INCOME      FIDELITY       ASSET     FIDELITY     FIDELITY
          DECEMBER 31, 1997              FUND II      FUND II    BOND FUND II   EQUITY-INCOME   MANAGER    INDEX 500   CONTRAFUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at market value:
      Federated Insurance Series         $65,595      $13,779       $4,131
      Variable Insurance Products Fund                                             $26,621
      Variable Insurance Products Fund
         II                                                                                      $7,491     $40,348     $22,720
      The Alger American Fund
      MFS Variable Insurance Trust
      SoGen Variable Funds, Inc.
      Van Eck Worldwide Insurance
         Trust
                                         -------      -------       ------         -------       ------     -------     -------
          TOTAL INVESTMENTS               65,595       13,779        4,131          26,621        7,491      40,348      22,720
                                         -------      -------       ------         -------       ------     -------     -------
            TOTAL ASSETS                  65,595       13,779        4,131          26,621        7,491      40,348      22,720
LIABILITIES                                -            -            -              -              -          -           -
---------------------------------------------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY--NET ASSETS         $65,595      $13,779       $4,131         $26,621       $7,491     $40,348     $22,720
=================================================================================================================================

                 See accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================

                                                        MFS                                 SOGEN      VAN ECK     VAN ECK
   ALGER               ALGER      MFS                 GROWTH      MFS                     OVERSEAS    WORLDWIDE   WORLDWIDE
   SMALL     ALGER    MID-CAP   EMERGING     MFS       WITH     LIMITED        MFS        VARIABLE      HARD      EMERGING
    CAP     GROWTH    GROWTH     GROWTH    RESEARCH   INCOME    MATURITY   TOTAL RETURN     FUND       ASSETS      MARKETS
  -------------------------------------------------------------------------------------------------------------------------
  $15,548   $34,134   $11,475
                                $26,721    $20,542    $26,897   $11,351       $1,967
                                                                                           $13,189
                                                                                                       $5,902      $6,757
  -------   -------   -------   -------    -------    -------   -------       ------       -------     ------      ------
   15,548    34,134   11,475     26,721     20,542     26,897    11,351        1,967        13,189      5,902       6,757
  -------   -------   -------   -------    -------    -------   -------       ------       -------     ------      ------
   15,548    34,134   11,475     26,721     20,542     26,897    11,351        1,967        13,189      5,902       6,757
     -         -        -          -          -          -         -           -             -           -           -
  -------------------------------------------------------------------------------------------------------------------------
  $15,548   $34,134   $11,475   $26,721    $20,542    $26,897   $11,351       $1,967       $13,189     $5,902      $6,757
  =========================================================================================================================


   ALGER
   SMALL
    CAP     TOTAL
  -------  --------
           $ 83,505
             26,621
             70,559
  $15,548    61,157
             87,478
             13,189
             12,659
  -------  --------
   15,548   355,168
  -------  --------
   15,548   355,168
     -        -
  --------------------------
  $15,548  $355,168
  =======

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
================================================================================


                                    FEDERATED    FEDERATED     FEDERATED                     FIDELITY
FOR THE PERIOD FROM INCEPTION TO   PRIME MONEY    UTILITY     HIGH INCOME      FIDELITY       ASSET      FIDELITY      FIDELITY
DECEMBER 31, 1997                    FUND II      FUND II     BOND FUND II   EQUITY-INCOME   MANAGER    INDEX 500     CONTRAFUND
---------------------------------------------------------------------------------------------------------------------------------
                                     MAY 1,       JUNE 10,      APRIL 8,       JUNE 10,      JUNE 10,    APRIL 8,      APRIL 8,
INCEPTION DATE                        1997          1997          1997           1997          1997        1997          1997
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                   $   279      $    51        $   2          $-            $-         $ -           $ -
                                     -------      -------        -----          -------       -----      -------       -------
                                         279           51            2           -             -           -             -
                                     -------      -------        -----          -------       -----      -------       -------
Expenses:
   Mortality and expense risk
     charges                              48           46            6               56          28           75            27
   Policy and issue fees/cost of
     insurance                         1,663          476          227            1,777         409        3,947         1,593
                                     -------      -------        -----          -------       -----      -------       -------
                                       1,711          522          233            1,833         437        4,022         1,620
                                     -------      -------        -----          -------       -----      -------       -------
      NET INVESTMENT INCOME
         (LOSS)                       (1,432)        (471)        (231)          (1,833)       (437)      (4,022)       (1,620)
                                     -------      -------        -----          -------       -----      -------       -------
Investment gains (losses):
   Net realized gains (losses)         -              163           (1)             433          19          445            61
   Net unrealized gains (losses)       -            1,465           56              873         402        1,172           206
                                     -------      -------        -----          -------       -----      -------       -------
      NET REALIZED AND UNREALIZED
         INVESTMENT GAINS
         (LOSSES)                      -            1,628           55            1,306         421        1,617           267
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  PARTICIPANTS' EQUITY RESULTING
  FROM OPERATIONS                    $(1,432)     $ 1,157        $(176)         $  (527)      $ (16)     $(2,405)      $(1,353)
=================================================================================================================================


                 See accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================

                                                        MFS                               SOGEN       VAN ECK      VAN ECK
 ALGER                 ALGER      MFS                  GROWTH       MFS        MFS      OVERSEAS     WORLDWIDE    WORLDWIDE
 SMALL      ALGER     MID-CAP   EMERGING     MFS        WITH      LIMITED     TOTAL     VARIABLE       HARD       EMERGING
  CAP       GROWTH    GROWTH     GROWTH    RESEARCH    INCOME    MATURITY     RETURN      FUND        ASSETS       MARKETS
---------------------------------------------------------------------------------------------------------------------------
FEB. 24,   FEB. 24,   MAY 29,   FEB. 24,   APRIL 8,   APRIL 8,   SEPT. 16,   FEB. 24,   FEB. 24,     APRIL 8,     APRIL 2,
  1997       1997      1997       1997       1997       1997       1997        1997       1997         1997         1997
---------------------------------------------------------------------------------------------------------------------------
$     8    $     1    $ -       $  -       $  -       $   623      $ 652      $-         $ -           $-           $-
-------    -------    -------   -------    -------    -------      -----      -----      -------       -----        -----
      8          1      -          -          -           623        652       -           -           -             -
-------    -------    -------   -------    -------    -------      -----      -----      -------       -----        -----
     20         87        18         28         33         30         11          3           31           7            6
  1,189      2,394       678      1,704      1,669      1,328        247        315        1,799         282          612
-------    -------    -------   -------    -------    -------      -----      -----      -------       -----        -----
  1,209      2,481       696      1,732      1,702      1,358        258        318        1,830         289          618
-------    -------    -------   -------    -------    -------      -----      -----      -------       -----        -----
 (1,201)    (2,480)     (696)    (1,732)    (1,702)      (735)       394       (318)      (1,830)       (289)        (618)
-------    -------    -------   -------    -------    -------      -----      -----      -------       -----        -----
    (30)       889       (53)        45        (44)       199         13         19         (319)        (67)        (207)
    (56)    (1,200)     (400)       317        332         11       (611)        50         (424)       (297)        (129)
-------    -------    -------   -------    -------    -------      -----      -----      -------       -----        -----
    (86)      (311)     (453)       362        288        210       (598)        69         (743)       (364)        (336)
---------------------------------------------------------------------------------------------------------------------------
$(1,287)   $(2,791)   $(1,149)  $(1,370)   $(1,414)   $  (525)     $(204)     $(249)     $(2,573)      $(653)       $(954)
===========================================================================================================================


 ALGER
 SMALL
  CAP      TOTAL
--------  --------
FEB. 24,
  1997
--------  --------
$     8   $  1,616
-------   --------
      8      1,616
-------   --------
     20        560
  1,189     22,309
-------   --------
  1,209     22,869
-------   --------
 (1,201)   (21,253)
-------   --------
    (30)     1,565
    (56)     1,767
-------   --------
    (86)     3,332
--------
$(1,287)  $(17,921)
========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
================================================================================

                                        FEDERATED    FEDERATED    FEDERATED                     FIDELITY
FOR THE PERIOD FROM INCEPTION TO       PRIME MONEY    UTILITY    HIGH INCOME      FIDELITY       ASSET     FIDELITY     FIDELITY
DECEMBER 31, 1997                        FUND II      FUND II    BOND FUND II   EQUITY-INCOME   MANAGER    INDEX 500   CONTRAFUND
---------------------------------------------------------------------------------------------------------------------------------
                                         MAY 1,      JUNE 10,      APRIL 8,       JUNE 10,      JUNE 10,   APRIL 8,     APRIL 8,
INCEPTION DATE                            1997         1997          1997           1997          1997       1997         1997
---------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)          $  (1,432)    $  (471)      $ (231)       $ (1,833)      $ (437)    $(4,022)    $ (1,620)
  Net realized gains (losses)              -              163           (1)            433           19         445           61
  Net unrealized gains (losses)            -            1,465           56             873          402       1,172          206
                                        ---------     -------       ------        --------       ------     -------     --------
    Change in net assets resulting
      from operations                      (1,432)      1,157         (176)           (527)         (16)     (2,405)      (1,353)
From capital transactions:
  Net premiums                             97,987      10,230        2,941          21,697        7,428      34,213       18,058
  Transfers among sub-accounts and
    with the Fixed Account -- net         (30,960)      2,392        1,366           5,451           79       8,540        6,015
                                        ---------     -------       ------        --------       ------     -------     --------
  Changes in net assets resulting
    from capital transactions              67,027      12,622        4,307          27,148        7,507      42,753       24,073
Increase in net assets during period       65,595      13,779        4,131          26,621        7,491      40,348       22,720
Net assets at beginning of period          -            -            -              -              -          -            -
                                        ---------     -------       ------        --------       ------     -------     --------
NET ASSETS AT END OF PERIOD             $  65,595     $13,779       $4,131        $ 26,621       $7,491     $40,348     $ 22,720
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                $    1.00     $ 14.29       $10.95        $  24.28       $18.01     $114.39     $  19.94
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD       65,595.1       964.3        377.3         1,096.4        415.9       352.7      1,139.4
=================================================================================================================================


                 See accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================

                                                        MFS                                  SOGEN       VAN ECK      VAN ECK
 ALGER                 ALGER      MFS                 GROWTH       MFS                     OVERSEAS     WORLDWIDE    WORLDWIDE
 SMALL      ALGER     MID-CAP   EMERGING     MFS       WITH      LIMITED        MFS        VARIABLE       HARD       EMERGING
  CAP       GROWTH    GROWTH     GROWTH    RESEARCH   INCOME    MATURITY    TOTAL RETURN     FUND        ASSETS       MARKETS
------------------------------------------------------------------------------------------------------------------------------

                                                       APRIL
FEB. 24,   FEB. 24,   MAY 29,   FEB. 24,   APRIL 8,     8,      SEPT. 16,     FEB. 24,     FEB. 24,     APRIL 8,     APRIL 2,
  1997       1997      1997       1997       1997      1997       1997          1997         1997         1997         1997
------------------------------------------------------------------------------------------------------------------------------
$(1,201)   $(2,480)   $ (696)   $(1,732)   $(1,702)   $  (735)   $   394       $ (318)      $(1,830)     $ (289)      $ (618)
    (30)       889       (53)        45        (44)       199         13           19          (319)        (67)        (207)
    (56)    (1,200)     (400)       317        332         11       (611)          50          (424)       (297)        (129)
-------    -------    -------   -------    -------    -------    -------       ------       -------      ------       ------
 (1,287)    (2,791)   (1,149)    (1,370)    (1,414)      (525)      (204)        (249)       (2,573)       (653)        (954)
 14,166     35,288     8,051     18,949     12,643     11,690      6,149        2,216        14,325       4,423        7,649
  2,669      1,637     4,573      9,142      9,313     15,732      5,406        -             1,437       2,132           62
-------    -------    -------   -------    -------    -------    -------       ------       -------      ------       ------
 16,835     36,925    12,624     28,091     21,956     27,422     11,555        2,216        15,762       6,555        7,711
 15,548     34,134    11,475     26,721     20,542     26,897     11,351        1,967        13,189       5,902        6,757
   -          -         -          -          -          -         -            -             -           -             -
-------    -------    -------   -------    -------    -------    -------       ------       -------      ------       ------
$15,548    $34,134    $11,475   $26,721    $20,542    $26,897    $11,351       $1,967       $13,189      $5,902       $6,757
------------------------------------------------------------------------------------------------------------------------------
$ 43.75    $ 42.76    $24.18    $ 16.14    $ 15.79    $ 16.44    $ 10.01       $16.63       $  9.77      $15.72       $11.00
==============================================================================================================================
  355.4      798.3     474.6    1,655.6    1,300.9    1,636.1    1,134.0        118.3       1,350.0       375.4        614.3
==============================================================================================================================

--------

FEB. 24,
  1997
--------
$(1,201)  $(21,253)
    (30)     1,565
    (56)     1,767
-------   --------
 (1,287)   (17,921)
 14,166    328,103
  2,669     44,986
-------   --------
 16,835    373,089
 15,548    355,168
   -         -
-------   --------
$15,548   $355,168
--------
$ 43.75
========
  355.4
========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                   PERIOD FROM INCEPTION TO DECEMBER 31, 1997
================================================================================

                              NOTE 1. ORGANIZATION
--------------------------------------------------------------------------------

     Valley Forge Life Insurance Company Variable Life Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 24, 1997. The assets of the Variable Account are segregated from VFL's general account and its other separate accounts. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 84% of the outstanding common stock of CNA.

     The Variable Account currently offers 18 sub-accounts each of which invests in shares of a corresponding fund (i.e., investment portfolios), wherein the policyowners bear all of the investment risk. Each fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by a registered investment advisor. The sub-accounts are as follows:

     INSURANCE SERIES:
      Federated Prime Money
         Fund II
       Federated Utility Fund II
       Federated High Income
         Bond Fund II

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
      Fidelity VIP Equity-
         Income Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
      Fidelity VIP II Asset
         Manager Portfolio
       Fidelity VIP II Index 500
         Portfolio
       Fidelity VIP II Contrafund
        Portfolio

     ALGER AMERICAN FUND:
      Alger American Small
         Capitalization Portfolio
       Alger American Growth
         Portfolio
       Alger American Mid-Cap
         Growth Portfolio

     MFS VARIABLE INSURANCE TRUST:
      MFS Emerging Growth
         Series
       MFS Research Series
       MFS Growth With Income
         Series
       MFS Limited Maturity
         Series
       MFS Total Return Series

     SOGEN VARIABLE FUNDS, INC.:
      SoGen Overseas Variable Fund

    VAN ECK WORLDWIDE INSURANCE TRUST:
      Van Eck Worldwide Hard
         Assets Fund
       Van Eck Worldwide
         Emerging Markets Fund


     The Fixed Account is part of the general account of VFL and is an investment option available to policyowners. The policyowner (before the maturity day, while the policyowner is still living or the policy is in force) may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Account, or transfer all or part of the policyowner's balance in the Fixed Account to any subaccount(s). The Fixed Account has not been registered under the Securities Act of 1933 nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. As a result, the accompanying financial statements do not reflect amounts invested in the Fixed Account.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                   PERIOD FROM INCEPTION TO DECEMBER 31, 1997
================================================================================

               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     VALUATION OF INVESTMENTS -- Investments consist of shares in the portfolios of the funds and are stated at fair value based on quoted market prices.


     RECOGNITION OF INVESTMENT INCOME -- Investment income consists of dividends declared by the portfolio managers of the funds which are recognized on the date of record.


     REALIZED GAINS AND LOSSES -- Realized investment gains and losses represent the difference between the proceeds from sales of shares by the Variable Account and the cost of such shares, which are determined using the average cost method.

     POLICYOWNER VARIABLE ACCOUNT ACTIVITY -- Variable Account activity is reflected in individual policyowner accounts on a daily basis.

     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to policyowners generally upon distribution. Accordingly, no provision for income taxes has been recorded.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                   PERIOD FROM INCEPTION TO DECEMBER 31, 1997
================================================================================

                              NOTE 3. INVESTMENTS
--------------------------------------------------------------------------------

     At December 31, 1997, the investments of the respective subaccounts of the Variable Life Separate Account are as follows:
--------------------------------------------------------------------------------

                                                                                 MARKET
                                                              SHARES    COST      VALUE
----------------------------------------------------------------------------------------
INSURANCE SERIES:
  Federated Prime Money Fund II                               65,595   $65,595   $65,595
  Federated Utility Fund II                                      964    12,314    13,779
  Federated High Income Bond Fund II                             377     4,075     4,131
VARIABLE INSURANCE PRODUCTS FUND:
  Equity-Income                                                1,096    25,748    26,621
VARIABLE INSURANCE PRODUCTS FUND II:
  Asset Manager                                                  416     7,089     7,491
  Index 500                                                      353    39,176    40,348
  Contrafund                                                   1,139    22,514    22,720
THE ALGER AMERICAN FUND:
  Small Capitalization                                           355    15,604    15,548
  Growth                                                         798    35,334    34,134
  MidCap Growth                                                  475    11,875    11,475
MFS VARIABLE INSURANCE TRUST:
  Emerging Growth                                              1,656    26,404    26,721
  Research                                                     1,301    20,210    20,542
  Growth With Income                                           1,636    26,886    26,897
  Limited Maturity                                             1,134    11,962    11,351
  Total Return                                                   118     1,917     1,967
SOGEN VARIABLE FUNDS, INC.:
  Overseas                                                     1,350    13,613    13,189
VAN ECK WORLDWIDE INSURANCE TRUST:
  Hard Assets                                                    375     6,199     5,902
  Emerging Markets                                               614     6,886     6,757

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                   PERIOD FROM INCEPTION TO DECEMBER 31, 1997
================================================================================

--------------------------------------------------------------------------------

                        NOTE 4. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

     The aggregate cost of purchases and proceeds from sales of Insurance Series, VIP Fund, VIP Fund II, Alger American Fund, MFS Variable Insurance Trust, SoGen Variable Funds, Inc. and Van Eck Worldwide Insurance Trust shares from the date of inception to December 31, 1997, were as follows:
--------------------------------------------------------------------------------

                                                              PURCHASES    SALES
---------------------------------------------------------------------------------
INSURANCE SERIES:
  Federated Prime Money Fund II                               $145,193    $79,877
  Federated Utility Fund II                                     18,819      6,718
  Federated High Income Bond Fund II                             7,919      3,845
VARIABLE INSURANCE PRODUCTS FUND:
  Equity-Income                                                 42,621     17,306
VARIABLE INSURANCE PRODUCTS FUND II:
  Asset Manager                                                  7,528        458
  Index 500                                                     59,865     21,134
  Contrafund                                                    43,658     21,205
THE ALGER AMERICAN FUND:
  Small Capitalization                                          28,590     12,964
  Growth                                                        44,379      9,935
  MidCap Growth                                                 22,938     11,010
MFS VARIABLE INSURANCE TRUST:
  Emerging Growth                                               41,571     15,212
  Research                                                      29,976      9,723
  Growth With Income                                            45,455     19,391
  Limited Maturity                                              26,273     14,976
  Total Return                                                   2,345        447
SOGEN VARIABLE FUNDS, INC.:
  Overseas                                                      19,038      5,106
VAN ECK WORLDWIDE INSURANCE TRUST:
  Hard Assets                                                   12,851      6,585
  Emerging Markets                                               8,457      1,364

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                   PERIOD FROM INCEPTION TO DECEMBER 31, 1997
================================================================================

                         NOTE 5. CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

     A monthly deduction is made from each policy to compensate VFL for administration expenses associated with the policies and the Variable Account. These expenses relate to premium billing and collection, recordkeeping, processing death benefit claims, policy loans, policy changes, reporting and overhead costs, processing applications and establishing policy records. The policy fee is $6.00 per month. The issue fee is $20.00 per month during the first policy year and is $10.00 per month for the first 12 months after an increase in the specified amount. A monthly deduction is made from each policy for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is based on the sex, attained age, issue age, risk class, and number of years that the policy or increment of specified amount has been in force. These monthly charges are deducted proportionately from the value of each Variable sub-account and/or the Fixed Account option.

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the policy. The daily charge is approximately equal to an annual rate of 0.90% of the net assets of the Variable Account during the first 10 policy years and an approximate annual rate of 0.45% of the net assets of the Variable Account during policy years 11 and thereafter.

     VFL deducts an amount equal to 3.5% from each premium payment to cover federal tax liabilities and state and local premium taxes.

     VFL permits 12 free transfers between and among the sub-accounts (one of which can be applied to the Fixed Account) per policy year. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.
--------------------------------------------------------------------------------

                      NOTE 6. DIVERSIFICATION REQUIREMENTS
--------------------------------------------------------------------------------

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the funds' prospectuses, that the funds satisfy the requirement of the regulations.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Policyowners of Valley Forge Life Insurance Company Variable Life Separate Account and
The Board of Directors of Valley Forge Life Insurance Company:

     We have audited the accompanying statement of assets and liabilities of Valley Forge Life Insurance Company Variable Life Separate Account (a separate account of the Valley Forge Life Insurance Company, which is a wholly-owned subsidiary of Continental Assurance Company, which is a wholly-owned subsidiary of Continental Casualty Company, which is wholly-owned by CNA Financial Corporation, an affiliate of Loews Corporation) as of December 31, 1997, and the related statements of operations and changes in net assets for the period from inception through December 31, 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Valley Forge Life Insurance Company Variable Life Separate Account as of December 31, 1997, and the results of its operations and the changes in its net assets for the period from inception through December 31, 1997 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Chicago, Illinois
February 23, 1998

--------------------------------------------------------------------------------

================================================================================


The principal underwriter of this product is CNA Investor Services, Inc., a registered broker-dealer and member of the National Association of Securities Dealers. CNA Investor Services, Inc. is an affiliate of CNA Financial Corporation. CNA Capital Select Variable Universal Life is issued by the Valley Forge Life Insurance Company, one of the CNA insurance companies.

CNA is a registered service mark of CNA Financial Corporation. The policy form numbers for this product are: V100-1132-A Series, V100-1133-A Series. CNA Capital Select Variable Universal Life is not available in all states.

MAILING ADDRESS:
CNA Insurance Companies
Variable Product Team
P.O. Box 305139
Nashville TN 37230-5139




CNA
FOR ALL THE COMMITMENTS YOU MAKE (R)

AG-127396--B     2/98  Printed in USA